Income tax (Details) ¥ in Thousands, $ in Thousands, $ in Millions			12 Months Ended
	Apr. 01, 2018 HKD ($)	Mar. 31, 2018	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income tax
Income tax rate (as a percent)			25.00%	25.00%	25.00%	25.00%
Profit			¥ (134,251)	$ (19,464)	¥ (204,094)	¥ (312,146)
Composition of income tax expenses/(benefits):
Current income tax | ¥					3	365
Deferred income tax			(918)	(133)	(585)	(1,648)
Total income tax expense (benefit)			¥ (918)	$ (133)	¥ (582)	¥ (1,283)
Hong Kong
Income tax
Income tax rate (as a percent)		16.50%
PRC
Income tax
Income tax rate (as a percent)			25.00%	25.00%
Preferential Tax Rate			15	15
Number of years to enjoy preferential tax rate			P3Y	P3Y
First Two Million | Hong Kong
Income tax
Income tax rate (as a percent)	8.25%
Profit	$ 2
Above Two Million | Hong Kong
Income tax
Income tax rate (as a percent)	16.50%
Profit	$ 2